Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		7 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021
Effective tax rate			0.00%
Effective income tax rate from federal statutory rate			21.00%
Change in valuation allowance	$ (1,056,886)		$ (333,614)	$ 333,614	$ (333,614)
Gross unrecognized tax benefits	0							$ 0
Accrued interest and penalties related to unrecognized tax benefit	0							$ 0
Operating loss carryforwards			93,065		$ 93,065
Wilco Holdco Inc
Effective tax rate					(62.50%)	113.80%	17.00%
Effective income tax rate from federal statutory rate					21.00%	21.00%	21.00%
Income tax benefit	(10,515,000)	$ (1,792,000)			$ 2,065,000	$ (44,019,000)	$ (9,966,000)
Amount of deferred tax assets include federal net operating losses			153,300,000		153,300,000	124,800,000
State net operating losses			440,500,000		440,500,000	458,200,000
Gross unrecognized tax benefits			3,027,000		3,027,000	2,341,000	884,000
Accrued interest and penalties related to unrecognized tax benefit			$ 0		0
Effective tax rate	$ 0.371	$ 0.181			$ (694,000)	(8,121,000)	$ (12,330,000)
Wilco Holdco Inc | State and Local Jurisdiction [Member]
Earliest net operating loss will expire date					Dec. 31, 2021
Change in valuation allowance						8,900,000
Wilco Holdco Inc | Federal Income Tax [Member]
Earliest net operating loss will expire date					Dec. 31, 2035
Change in valuation allowance						$ 26,000,000
Wilco Holdco Inc | As Previously Reported
Income tax benefit					$ 600,000